SHAREHOLDERS' EQUITY (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total	$ 2,534	$ 1,731	$ 1,169
Cost Of Revenue [Member]
Total	312	202	170
Research and Development Expense [Member]
Total	254	168	145
Selling and Marketing Expense [Member]
Total	611	389	334
General and Administrative Expense [Member]
Total	$ 1,357	$ 972	$ 520